Schedule I - Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net income	$ 193,013	$ 215,704	$ 136,269
Other comprehensive income, net of tax
Foreign currency translation adjustment	12,006	(17,894)	27,729
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2013, 2014 and 2015	21,940	586
Other comprehensive income/ (loss)	33,946	(17,308)	27,729
Comprehensive income	226,664	198,396	163,998
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	193,013	215,704	136,269
Other comprehensive income, net of tax
Foreign currency translation adjustment	12,006	(17,894)	27,729
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2013, 2014 and 2015	21,940	586
Other comprehensive income/ (loss)	33,946	(17,308)	27,729
Comprehensive income	$ 226,959	$ 198,396	$ 163,998